LEASES (Details - Weighted average information)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Weighted average remaining lease term (years)	3 years 3 months 18 days	4 years 3 months 7 days
Weighted average discount rate	5.96%	5.92%